RECEIVABLES (Details) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Trade and other receivables [abstract]
Accounts receivable	$ 25,299	$ 151,362
Sales tax receivable	14,293	30,705
Other receivables	658,769	0
Receivables	$ 698,361	$ 182,067